Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued SPAC transaction costs		$ 1,521
Accrued professional services	$ 1,645
Accrued interest	841	246
Accrued payroll and benefits	1,014	207
Other accrued expense	368	194
Warranty liability	994	455
Customer deposits	85	267
Deferred revenue	62
Current portion of finance lease obligation	36	54
Total accrued expenses and other current liabilities	$ 5,045	$ 2,944